Drinker Biddle & Reath LLP

1500 K Street, N.W.

Washington, DC 20005-1209

(202) 842-8800 (Phone)

(202) 842-8465 (Facsimile)

www.drinkerbiddle.com

March 20, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
(File No. 33-73404 and File No. 811-08236)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Prospectus for the Trust’s Investors Variable NAV AMT-Free Municipal Money Market Fund, Investors Variable NAV Money Market Fund, Investors Variable NAV U.S. Government Money Market Fund and Investors Variable NAV Treasury Money Market Fund, filed pursuant to Rule 497 on March 1, 2013 (accession number 0001193125-13-084917). Such Prospectus is incorporated by reference into this Rule 497 document.

Questions and comments concerning the Amendment may be directed to the undersigned at (202) 230-5108.

Very truly yours,
/s/ Mark F. Costley
Mark F. Costley

Enclosures

cc:	Craig Carberry, Esquire
Jose J. Del Real, Esquire
Owen Meacham, Esquire